Taxation (Details) - GBP (£) £ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Current tax credit
Current tax credited to the income statement	£ 1,952	£ 1,253	£ 1,936
Taxation payable in respect of foreign subsidiary	(67)		(25)
Adjustment in respect of prior year	128
Total current tax credit	2,013	1,253	1,911
Deferred tax credit
Reversal of temporary differences	19	12	316
Total tax credit	£ 2,032	£ 1,265	£ 2,227